Note 14 - Fair Value Measurements 1 (Details Textual) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Real Estate	$ 0	$ 56,000	$ 0
Collateral Pledged [Member]
Financing Receivable, Allowance for Credit Loss	0
Fair Value, Nonrecurring [Member]
Loan, Held-for-sale, Fair Value Adjustment	0	0
Financial Liabilities Fair Value Disclosure	$ 0	$ 0	$ 0